UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23769

X-Square Series Trust

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II

90 Carr 165, Suite 803

Guaynabo, PR 00968

(Address of Principal Executive Offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801
(Name and address of agent for service)

With copies of communications to:

Ignacio Canto

X-Square Capital LLC

Centro Internacional de Mercadeo II

90 Carr 165, Ste 803

Guaynabo, Puerto Rico, 00968

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215

Registrant’s Telephone Number, including Area Code: (787) 282-1621

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023 – March 31, 2024

Item 1.	Report to Stockholders.

(a)

ZTAX

X-SQUARE MUNICIPAL INCOME **ETF**

X² CAPITAL

SEMI-ANNUAL REPORT

March 31, 2024

Management Discussion of Fund
Performance and Portfolio Update	1
Disclosure of Fund Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	19

Management Discussion of Fund
X-Square Municipal Income ETF	Performance and Portfolio Update

March 31, 2024 (Unaudited)

Average Annual Total Returns (as of March 31, 2024)

	1 Month	3 Months	6 Months	Since Inception*
X- Square Municipal Income ETF - NAV	1.03%	2.76%	11.52%	10.73%
X- Square Municipal Income ETF - Market	4.45%	5.67%	11.48%	13.79%
Bloomberg Municipal Bond: High Yield (non-Investment Grade) Index	1.19%	1.51%	10.86%	7.66%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the X-Square Municipal Income ETF (the "Fund”) shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. The table shown above does not reflect the dedication of taxes that a Shareholder would pay on Fund distributions or the redemption of Fund shares but does reflect the reinvestment of all dividends and distributions. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (787) 282-1621 or by visiting www.xsquarecapital.com.

Fund performance reflects contractual reimbursements in effect. In their absence, performance would be reduced. X-Square Capital, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund through at least October 31, 2025, to ensure that Net Annual Operating Expenses will not exceed 1.00% of the Fund’s average daily net assets. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Managers.

*	Fund’s inception date is May 18, 2023.

**	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

(a)	The Bloomberg Barclays Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated USD-denominated Tax exempt bond market. Included in the index are securities from all 50 US States and four other qualifying regions (Washington DC, Puerto Rico, Guam, and the Virgin Islands). The index includes state and local general obligation bonds and revenue bonds. All bonds in the Municipal High Yield Bond Index are tax exempt, and hence are not eligible for other indices that include taxable high yield bonds, such as the US High Yield Index and EM USD Aggregate Index.

Semi-Annual Report | March 31, 2024	1

Management Discussion of Fund
X-Square Municipal Income ETF	Performance and Portfolio Update

  March 31, 2024 (Unaudited)

Growth of $10,000 (as of March 31, 2024)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

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Management Discussion of Fund
X-Square Municipal Income ETF	Performance and Portfolio Update

    March 31, 2024 (Unaudited)

Top Ten Holdings (as a % of Net Assets)* as of March 31, 2024

Commonwealth of Puerto Rico	34.28%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	30.97%
Puerto Rico Commonwealth Aqueduct & Sewer Authority	23.75%
Matching Fund Special Purpose Securitization Corp.	7.35%
Territory of Guam	2.65%
Top Ten Holdings	99.00%

Sector Allocation (as a % of Net Assets)* as of March 31, 2024

Revenue Bonds	64.73%
General Obligation Unltd	34.28%
Cash, Cash Equivalents, & Other Net Assets	0.99%
100.00%

Country Allocation (as a % of Net Assets)* as of March 31, 2024

Puerto Rico	89.01%
Us Virgin Islands	7.35%
Guam	2.65%
Cash, Cash Equivalents, & Other Net Assets	0.99%
100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Semi-Annual Report | March 31, 2024	3

X-Square Municipal Income ETF	Disclosure of Fund Expenses

March 31, 2024 (Unaudited)

Examples. As a shareholder of the X-Square Municipal Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire respective period to March 31, 2024.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2023	Ending Account Value 3/31/24	Expense Ratio	Expenses Paid During Period 10/1/23 to 3/31/24(a)
Actual Fund Return	$1,000.00	$1,117.10	1.10%	$7.57
Hypothetical Fund Return	$1,000.00	$1,015.30	1.10%	$7.77

(a)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (183), then divided by 366.

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X-Square Municipal Income ETF	Schedule of Investments

  March 31, 2024 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS (101.40%)
Commonwealth of Puerto Rico, Series 2022 A-1
07/01/35, 4.00%	$540,000	$530,841
07/01/27, 5.63%	337,000	358,675
07/01/31, 5.75%	249,000	281,005
		1,170,521
Matching Fund Special Purpose Securitization Corp.
10/01/39, 5.00%	240,000	250,978
Puerto Rico Commonwealth Aqueduct & Sewer Authority
07/01/28, 5.00%(a)	250,000	261,950
07/01/37, 5.00%(a)	250,000	264,021
07/01/47, 5.00%(a)	280,000	285,241
		811,212
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series Restructured Series A-2
07/01/58, 4.78%	1,060,000	1,057,354
Territory of Guam
01/01/36, 4.00%	90,000	90,547

TOTAL MUNICIPAL BONDS (Cost $3,215,355)		3,380,612

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	5

X-Square Municipal Income ETF	Schedule of Investments

  March 31, 2024 (Unaudited)

	7-Day Yield	Shares
SHORT-TERM INVESTMENTS (1.96%)
BlackRock Liquidity Funds MuniCash	3.30%	$65,192	$65,198

TOTAL SHORT TERM INVESTMENTS
(Cost $65,194)			65,198

TOTAL INVESTMENTS (103.36%) (Cost $3,280,549)			$3,445,810
Liabilities in Excess of Other Assets (-3.36%)			(111,970)
NET ASSETS (100.00%)			$3,333,840

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $811,212, which represents 24.02% of net assets as of March 31, 2024.

See Notes to Financial Statements.

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X-Square Municipal Income ETF	Statement of Assets and Liabilities

    March 31, 2024 (Unaudited)

ASSETS:
Investments, at fair value (Cost $3,280,549)	$3,445,810
Cash	164
Interest receivable	43,053
Net Receivable due from Adviser (see Note 4)	44,918
Prepaid offering costs (see Note 4)	25,289
Total Assets	3,559,234

LIABILITIES:
Accrued chief compliance officer fees payable	1,271
Payable due to advisor	3,465
Accrued fund investment and administration fees payable	32,373
Current Tax Liability	8,258
Deferred Tax Liability	34,704
Accrued professional fees payable	46,730
Accrued trustees' fees payable	3,762
Other payables and accrued expenses	94,831
Total Liabilities	225,394
Net Assets	$3,333,840

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$3,177,404
Total distributable earnings/accumulated losses	156,436
Net Assets	$3,333,840

NET ASSET VALUE
Net assets	$3,333,840
Shares outstanding (unlimited shares authorized, no par value)	129,000
Net Asset Value per Share	$25.84

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	7

X-Square Municipal Income ETF	Statement of Operations

  For the Six Months Ended March 31, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$86,934
Total Investment Income	86,934

EXPENSES:
Investment advisory fee (see Note 4)	10,568
Fund accounting, administration and compliance fees	55,614
Offering cost	23,961
Professional fees	29,390
Trustees' fees and expenses	3,811
Transfer agent fees	11,145
Other expenses	8,137
Total Expenses	142,626
Reimbursement from Adviser/Advisory fee waiver	(124,857)
Net Expenses	17,769
Net Investment Income, Before Income Taxes	69,165
Current and deferred tax benefit/(expense)	(48,910)
Net Investment Income	20,255

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment securities	24,026
Net realized gain:	24,026
Change in unrealized appreciation/(depreciation) on:
Investment securities	268,431
Deferred income tax benefit/(expense)	(34,704)
Net change in unrealized appreciation/ (depreciation)	233,727
Net Realized and Unrealized Gain on Investments	257,753
Net Increase in Net Assets Resulting from Operations	$278,008

See Notes to Financial Statements.

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X-Square Municipal Income ETF	Statement of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Period May 18, 2023 (Commencement of Operations) to September 30, 2023
FROM OPERATIONS:
Net investment income	$20,255	$40,774
Net realized gain on investments	24,026	4,413
Net change in unrealized appreciation/(depreciation) on investments	233,727	(103,170)
Net Increase/(Decrease) in Net Assets from Operations	278,008	(57,983)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,447)	(48,030)
From return of capital	(43,631)	(11,780)
Net Decrease in Net Assets from Distributions to Shareholders	(75,078)	(59,810)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	3,749,347
Cost of shares redeemed	(600,644)	–
Net Increase/(Decrease) from Capital Share Transactions	(600,644)	3,749,347
Net Increase/(Decrease) in Net Assets	$(397,714)	$3,631,554

NET ASSETS:
Beginning of period	3,731,554	100,000
End of period	$3,333,840	$3,731,554

OTHER INFORMATION:
Capital Share Transactions:
Beginning shares	154,000	4,000
Shares sold	–	150,000
Shares redeemed	(25,000)	–
Ending Shares	129,000	154,000

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	9

X-Square Municipal Income ETF	Financial Highlights

  For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Period May 18 , 2023 (Commencement of Operations) to September 30, 2023
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$24.43	$25.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.49	0.39
Net realized and unrealized gain/(loss) on investments	1.50	(0.59)
Net increase/(decrease) in Net Asset Value	1.99	(0.20)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.24)	(0.46)
From return of capital	(0.34)	(0.11)
Total Distributions to Common Shareholders	(0.58)	(0.57)

Net asset value per share - end of period	$25.84	$24.43

Total Investment Return - Net Asset Value(b)	11.71%	(0.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$3,414	$3,732
Ratio of actual expenses to average net assets including fee waivers and reimbursements	1.43%	1.70%
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	8.99%	9.85%
Ratio of net investment income to average net assets	3.82%	4.13%
Portfolio turnover rate	40.00%	0.90%

(a)	Calculated using average shares outstanding.

(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

See Notes to Financial Statements.

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X-Square Municipal Income ETF	Notes to Financial Statements

March 31, 2024 (Unaudited)

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Municipal Income ETF (the “Fund”) is a series of X-Square Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to January 29, 2024, the X-Square Municipal Income ETF was known as the X-Square Municipal Income Tax Free ETF. The Trust was organized as a statutory trust on December 2, 2021 under the laws of the State of Delaware. The Fund is an actively managed and non - diversified investment company with an investment objective which seeks to provide income exempt from federal income tax. The Fund’s investment adviser is X-Square Capital, LLC (the “Adviser”).

The Fund offers and issues shares at their net asset value (“NAV”) to certain financial institutions such as registered broker-dealers and banks only in aggregations of a specified number of Shares (each, a “Creation Unit”). A Creation Unit consists of 25,000 Shares. Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares will be listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Balancing Amount, if applicable. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities. A fixed creation or redemption transaction fee of $500, payable to the Fund's custodian, may be imposed for the transfer and other transaction costs associated with each creation or redemption. The Fund may adjust the creation or redemption transaction fee from time to time or waive the fee on certain orders if the Fund's custodian has determined to waive some or all of the fee or another party, such as the Adviser, has agreed to pay such fee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) as of the fiscal year end of the Fund.

Use of Estimates: The financial statements are prepared in United States Dollars and in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Portfolio Valuation: The Fund values it's portfolio of securities at fair value. The net asset value (“NAV”) per common share of the Fund is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s NAV per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

Semi-Annual Report | March 31, 2024	11

X-Square Municipal Income ETF	Notes to Financial Statements

March 31, 2024 (Unaudited)

The Fund generally values its Level 1 securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board of Trustees (“the Board”) using a variety of pricing techniques and methodologies.

The price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined when such prices or quotations are not available, or when the Adviser (the Valuation Designee, as defined in Rule 2a-5) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

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X-Square Municipal Income ETF	Notes to Financial Statements

March 31, 2024 (Unaudited)

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Fund’s valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Cash and Cash Equivalents: The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. Dividends are recorded net of foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

Organizational and Offering Costs: Organization expenses totaling $53,375 were incurred to establish the Fund and enable it legally to do business, and $4,080 of those expenses were incurred during the fiscal period ended September 30, 2023 as reported on the Statement of Operations. All costs incurred by the Fund in connection with its organization were paid by the Adviser subject to recoupment as described in Note 4.

Offering costs totaling $49,295 were incurred by the Fund and treated as deferred charges until operations commenced and thereafter have been amortized over a 12 month period using the straight line method as reflected on the Statement of Assets and Liabilities and Statement of Operations.

Federal Income Taxes:

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. For the six months ended March 31, 2024, the federal income tax rate is 21%. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to the type of assets it holds and not being able to satisfy the diversification test, pursuant to IRC Section 851, to be classified as a regulated investment company.

Indemnification: The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

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X-Square Municipal Income ETF	Notes to Financial Statements

March 31, 2024 (Unaudited)

Distributions to Shareholders:

The Fund, as a corporation, is obligated to pay federal and state income tax on its taxable income. Currently, the highest regular marginal federal income tax rate for a corporation is 21%. The Fund expects to declare and distribute all of its net investment income, if any, as dividends to shareholders at least semi-annually.

The Fund may distribute capital gains in December. The amount of any distribution may vary and there is no guarantee that the Fund may make any investment income dividend or capital gain distributions.

NOTE 3 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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X-Square Municipal Income ETF	Notes to Financial Statements

March 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$3,380,612	$–	$3,380,612
Short Term Investments	65,198	–	–	65,198
Total	$65,198	$3,380,612	$–	$3,445,810

There were no Level 3 securities held in the Fund at March 31, 2024. There were no transfers in or out from Level 3 as of and for the period ended March 31, 2024.

NOTE 4 — INVESTMENT ADVISORY AGREEMENT

As compensation for its services, the Fund pays to the Adviser a monthly management fee at an annual rate of 0.65% of its average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.10% of the Fund’s average daily net assets for the period ended October 31, 2023, and 1.00% for each of the subsequent one-year periods ended October 31, 2024 and October 31, 2025. The Adviser may recoup these fee waivers and expense reimbursements from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limit in place at the time of waiver/reimbursement or the expense limits in place at the time of recoupment.

As of March 31, 2024, the following amounts were available for recoupment by the Adviser based upon their potential expiration date:

Expiring in 2025(a)	Expiring in 2026	Expiring in 2027
$49,295	$93,045	$124,857

(a)	Represents organizational costs expensed as of the one day seed date period ended September 30, 2022.

Semi-Annual Report | March 31, 2024	15

X-Square Municipal Income ETF	Notes to Financial Statements

March 31, 2024 (Unaudited)

NOTE 5 — OTHER AGREEMENTS

Distribution and Services Agreement

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor and is an affiliate of the Administrator (defined below). The Distributor acts as an agent for the Fund and the distributor of the Fund’s shares. No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions during the period ended March 31, 2024 for the Fund.

Administration Agreement

ALPS Fund Services, Inc. (the “Administrator” or "ALPS"), provides various accounting services to the Fund pursuant to the fund accounting servicing agreement. The Trust and the Administrator have entered into the fund administration servicing agreement (“Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including providing certain operational, clerical, recordkeeping and/or bookkeeping services. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from the Administrator’s refusal or failure to comply with the terms of the Administration Agreement or from the Administrator’s bad faith, negligence, or willful misconduct in the performance of its duties under the Administration Agreement.

ALPS, pursuant to a chief compliance officer services agreement with the Trust, provides chief compliance officer ("CCO") services to the Fund whereby an employee of ALPS serves as the CCO of the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS receives an annual fee for these services and is reimbursed for certain out-of-pocket expenses, pursuant to the CCO services agreement. The CCO receives no salary or fees from the Trust.

A Trustee and certain Officers of the Fund are also employees of the Adviser. Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $2,000 paid quarterly. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at Board meetings.

Transfer Agency Agreement

State Street Bank serves as the Transfer Agent to the Trust. Under the Transfer Agency Agreement, State Street Bank is responsible for maintaining all shareholder records for the Trust.

16	www.x2etfs.com

X-Square Municipal Income ETF	Notes to Financial Statements

March 31, 2024 (Unaudited)

NOTE 6 — FEDERAL TAX AND TAX BASIS INFORMATION

The Fund accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under the method, the Fund determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Fund recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, the Fund utilizes all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and results of recent operations. If it's determined that the Fund would be able to realize deferred tax assets in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Fund records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than not recognition threshold, the Fund recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Fund's income tax provision consists of the following as of March 31, 2024:

Current:
Federal	$8,258
Total	$8,258

Deferred & other:
Federal	$34,704
Total	$34,704

As of March 31, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Cost of investments for income tax purposes:	$3,280,549
Gross appreciation:	$165,261
Gross depreciation:	$–
Net unrealized appreciation/(depreciation):	$165,261

Semi-Annual Report | March 31, 2024	17

X-Square Municipal Income ETF	Notes to Financial Statements

March 31, 2024 (Unaudited)

The tax character of the distributions paid during the fiscal year ended September 30, 2023 was as follows:

Ordinary Income:	$48,030
Return of Capital:	$11,780

The tax character of the distributions paid during the fiscal period ended March 31, 2024 was as follows:

Ordinary Income:	$31,447
Return of Capital:	$43,631

NOTE 7 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2024 were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$1,322,963	$1,894,271

There no purchases or sales of long-term U.S. government securities for the period ended March 31, 2024.

NOTE 8 — SUBSEQUENT EVENTS

The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

18	www.x2etfs.com

X-Square Municipal Income ETF	Additional Information

March 31, 2024 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-787-282-1621 and on the SEC’s website at http://www.sec.gov.

PROXY VOTING

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon request, by calling 1-787-282-1621, (2) on the Fund’s website located at http://www.xsquarecapital.com, or (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 will be available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT

The X-Square Municipal Income Fund (the “Fund”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each fund in the series (each a “Fund”). The Program is overseen by the Adviser. The Fund’s Board of Trustees (the “Board”) has approved the designation of the Adviser to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including, among others, an annual assessment of factors that influence a Fund’s liquidity the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Adviser's assessment of their relative liquidity under both current market conditions and reasonably foreseeable stressed conditions, as well as minimum levels of highly liquid investments.

At a meeting that occurred on November 17, 2023, the Board received a report from the Adviser that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The report revealed that, during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report further discussed the liquidity classification methodology of each Fund and the liquidity classification of the Fund’s investments over the period. The report further noted that no material changes have been made to the Program since its implementation. The report provided to the Board included a conclusion that the Program appeared to be reasonably designed and operated effectively during the review period.

Semi-Annual Report | March 31, 2024	19

X2 CAPITAL
CONNECT WITH US
www.x2etfs.com/ztax
ZTAX@xsquarecapital.com
(787) 282-1621

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Reserved.

Item 8.	Reserved.

Item 9.	Reserved.

Item 10.	Reserved.

Item 11.	Not applicable for the period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Ignacio Canto
Ignacio Canto
Principal Executive Officer/President

Date:	June 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Cristina Perez
Cristina Perez
Principal Financial Officer/Treasurer

Date:	June 5, 2024